Related Party Transactions (Details Textual) (CNY) In Thousands, unless otherwise specified		1 Months Ended
	Jun. 30, 2013	Jul. 31, 2011 Shenzhen Guanli [Member] Loans [Member]
Related Party Transaction [Line Items]
Proceeds From Related Party Debt		20,000
Debt Instrument, Interest Rate, Stated Percentage	1.00%